Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2022	Dec. 31, 2021
South Africa
Disclosure of Provisions [line items]
Discount rate	11.40%	10.60%
South Africa | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	5.30%	4.50%
South Africa | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.70%	4.50%
South Africa | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.60%	4.50%
South Africa | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.60%	4.50%
Ghana | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.40%	2.40%
Ghana | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.40%
Ghana | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.40%	2.40%
Ghana | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.40%	2.40%
Australia
Disclosure of Provisions [line items]
Discount rate		2.40%
Australia | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.80%	2.40%
Australia | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.90%	2.40%
Australia | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.70%	2.40%
Australia | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.40%
Peru
Disclosure of Provisions [line items]
Discount rate	5.40%	2.80%
Peru | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.40%	2.40%
Peru | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.40%
Peru | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.40%	2.40%
Peru | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.40%	2.40%
Chile
Disclosure of Provisions [line items]
Discount rate	4.70%	2.40%
Chile | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.40%	2.40%
Chile | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.40%
Chile | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.40%	2.40%
Chile | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.40%	2.40%
Bottom of range | Ghana
Disclosure of Provisions [line items]
Discount rate	15.00%	6.60%
Bottom of range | Australia
Disclosure of Provisions [line items]
Discount rate	4.00%
Top of range | Ghana
Disclosure of Provisions [line items]
Discount rate	15.20%	7.20%
Top of range | Australia
Disclosure of Provisions [line items]
Discount rate	4.30%